Details of treasury risks - Text details (Detail) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 EUR (€)
Liquidity risk [Abstract]
Cash and cash equivalents	€ 1,939,000	€ 2,334,000	€ 1,766,000			€ 1,873,000
Short-term deposits	1,302,000	1,299,000
Commercial Paper Program | $				$ 2,500
Revolving credit facility (undrawn)	1,000,000
Accounts payable known to have been sold onwards under supplier finance arrangements	€ 286,000
Currency risk [Abstract]
Hedge tenor of net anticipated exposure	15 months
Net anticipated exposures hedge layer size	20.00%
Net anticipated exposures hedge maximum	80.00%
Gains (loss) deferred in equity related to anticipated exposures	€ 23,000	10,000
Net fair value of transactional hedges	€ 21,000	€ 15,000
Increase in the value of the EUR against all currencies	10.00%	10.00%
Change in the value of transactional hedges following a 10% increase in the value of the EUR against all currencies	€ 102,000	€ 98,000
Change in the value of financing derivatives following a 10% increase in the value of the EUR against all currencies	213,000	53,000
Change in the value of financing derivatives following a 10% increase in the value of a currency against EUR	102,000
Gain (loss) in income statement following a change in the value of transactional hedges due to 10% increase in the value of the EUR against all currencies	10,000
Gain (loss) in equity following a change in the value of transactional hedges due to 10% increase in the value of the EUR against all currencies	92,000
Other comprehensive income, before tax, exchange differences on translation	(1,177,000)	219,000	643,000
Fair value liability of cross-currency interest rate swaps designated as net investment hedges	330,000	726,000
External bond funding for a nominal value designated as net investment hedges | $				$ 2,535	$ 3,774
Net fair value of financing derivatives	326,000	728,000
Interest rate risk [Abstract]
Borrowings	4,715,000	5,606,000	5,760,000
Cash and cash equivalents	1,939,000	2,334,000	1,766,000			€ 1,873,000
Long-term debt	4,044,000	4,021,000	4,095,000
Short-term debt	672,000	1,585,000	€ 1,665,000
Credit risk [Abstract]
Threshold of cash and short term deposits with A- credit rating	10,000
Country risk [Abstract]
Country risk exposure threshold	500,000
Other insurable risks [Abstract]
Retained re-insurance captive per occurrence for property damage and business interruption losses	2,500
Retained re-insurance captive per occurrence for property damage and business interruption losses, aggregate	5,000
Captive retained per claim for general and product liability claims	1,500
Captive retained per claim for general and product liability claims, aggregate	6,000
Captive retained per claim for general, product and cyber liability claims	5,000
Captive retained per claim for general, product and cyber liability claims, aggregate	10,000
Bottom of range [Member]
Other insurable risks [Abstract]
Policy deductibles per occurrence	250
Top of range [Member]
Other insurable risks [Abstract]
Policy deductibles per occurrence	5,000
Netherlands [Member]
Country risk [Abstract]
Country risk exposure	4,400,000
China [Member]
Country risk [Abstract]
Country risk exposure	1,300,000
United States [Member]
Country risk [Abstract]
Country risk exposure	9,300,000
Japan [Member]
Country risk [Abstract]
Country risk exposure	598,000
Germany [Member] | Bottom of range [Member]
Country risk [Abstract]
Country risk exposure threshold	300,000
Germany [Member] | Top of range [Member]
Country risk [Abstract]
Country risk exposure threshold	500,000
United Kingdom [Member]
Country risk [Abstract]
Country risk exposure	534,000
Cash flow hedges [Member]
Currency risk [Abstract]
Gain (loss) on hedge ineffectiveness recognised in income statement	100	5,000
Hedges of net investment in foreign operations [Member]
Currency risk [Abstract]
Gain (loss) on hedge ineffectiveness recognised in income statement	1,400	200
Level 1 of fair value hierarchy [Member]
Liquidity risk [Abstract]
Financial assets available-for-sale	49,000
Securities classified as assets held for sale	1,264,000
Equity price risk [Abstract]
Financial assets at fair value through profit or loss	1,313,000	36,000
Financial assets, at fair value	1,313,000	36,000
Non-current financial assets available-for-sale	49,000	36,000
Level 2 and 3 of fair value hierarchy [Member]
Equity price risk [Abstract]
Non-current financial assets available-for-sale	397,000
Philips Lighting NV [Member]
Liquidity risk [Abstract]
Securities classified as assets held for sale	1,264,000
AUD [Member]
Currency risk [Abstract]
Change in the value of transactional hedges following a 10% increase in the value of the EUR against all currencies		5,000
CHF [Member]
Currency risk [Abstract]
Change in the value of transactional hedges following a 10% increase in the value of the EUR against all currencies	5,000
GBP [Member]
Currency risk [Abstract]
Change in the value of transactional hedges following a 10% increase in the value of the EUR against all currencies	10,000	10,000
JPY [Member]
Currency risk [Abstract]
Change in the value of transactional hedges following a 10% increase in the value of the EUR against all currencies	17,000	18,000
PLN [Member]
Currency risk [Abstract]
Change in the value of transactional hedges following a 10% increase in the value of the EUR against all currencies	6,000
USD [Member]
Currency risk [Abstract]
Change in the value of transactional hedges following a 10% increase in the value of the EUR against all currencies	53,000	46,000
Change in the value of financing derivatives following a 10% increase in the value of the EUR against all currencies		62,000
Change in the value of financing derivatives following a 10% increase in the value of a currency against EUR	208,000
Interest rate risk [Member]
Liquidity risk [Abstract]
Cash and cash equivalents	1,939,000	2,334,000
Interest rate risk [Abstract]
Borrowings	4,715,000	5,606,000
Cash and cash equivalents	1,939,000	2,334,000
Long-term debt	4,044,000	4,021,000
Short-term debt	€ 672,000	€ 1,585,000
Ratio of fixed-rate long-term debt to total outstanding debt	72.00%	47.00%		72.00%	47.00%
Instantaneous decrease in long-term interest rates	1.00%	1.00%		1.00%	1.00%
Increase in the value of the fixed rate long term debt excluding forward contracts driven by 1% interest decrease	€ 271,000	€ 260,000
Instantaneous increase in long-term interest rates	1.00%	1.00%		1.00%	1.00%
Decrease in the value of the fixed rate long term debt excluding forward contracts driven by 1% interest increase	€ 271,000	€ (259,000)
Decrease (increase) in annualized net interest expense driven by 1% interest increase	€ 12,000	€ 7,000